CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 591,902	¥ 4,109,577	¥ 3,324,384
Held-to-maturity securities (Note 6)	96,756	671,776	1,807,403
Accounts receivable, net (Note 4)	336,154	2,333,918	351,423
Amounts due from related parties (Note 26(a))	1,203	8,352	31,856
Other receivables and prepayments, net (Note 5)	330,380	2,293,825	1,869,461
Inventories	712,748	4,948,609	4,566,746
Deferred tax assets (Note 23)	30,940	214,815	202,003
Total current assets	2,100,083	14,580,872	12,153,276
NON-CURRENT ASSETS
Property and equipment, net (Note 7)	643,447	4,467,451	2,949,604
Deposits for property and equipment	149,761	1,039,793	933,419
Land use right, net (Note 8)	345,536	2,399,058	197,462
Intangible assets, net (Note 9)	104,443	725,147	744,369
Investment in affiliates (Note 10)	13,415	93,144	252,706
Other investments (Note 11)	72,464	503,117	489,862
Available-for-sale securities investments (Note 12)	58,756	407,944	269,736
Other long-term assets (Note 13)	73,574	510,821	1,936,307
Goodwill (Note 14)	52,874	367,106	108,781
Total non-current assets	1,514,270	10,513,581	7,882,246
Total assets	3,614,353	25,094,453	20,035,522
CURRENT LIABILITIES
Accounts payable (Including accounts payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 48,178 and RMB 22,471 as of December 31, 2015 and December 31, 2016, respectively)	1,200,290	8,333,610	6,645,262
Advance from customers (Including advance from customers of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 879,848 and RMB 1,211,643 as of December 31, 2015 and December 31, 2016, respectively)	388,878	2,699,981	2,009,578
Accrued expenses and other current liabilities (Note 15) (Including accrued expenses and other current liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 1,127,270 and RMB 1,257,667 as of December 31, 2015 and December 31, 2016, respectively)	478,554	3,322,599	3,104,622
Amounts due to related parties (Note 26(b)) (Including amounts due to related parties of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 82,994 and RMB 591 as of December 31, 2015 and December 31, 2016, respectively)	7,595	52,729	206,966
Deferred income (Including deferred income of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 95,643 and RMB 16,222 as of December 31, 2015 and December 31, 2016, respectively)	25,140	174,547	104,531
Short term loans (Note 17) (Including short term loans of the consolidated VIE and VIE's subsidiaries without recourse to the Company of nil and nil as of December 31, 2015 and December 31, 2016)			95,000
Total current liabilities	2,100,457	14,583,466	12,165,959
NON-CURRENT LIABILITIES
Deferred tax liability (Note 23) (Including deferred tax liability of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 116 and RMB 4,904 as of December 31, 2015 and December 31, 2016, respectively)	14,487	100,583	175,416
Deferred income (Including deferred income of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 3,573 and RMB 1,928 as of December 31, 2015 and December 31, 2016, respectively)	35,561	246,902	22,699
Convertible senior notes (Note 18)	631,096	4,381,698	4,058,181
Total non-current liabilities	681,144	4,729,183	4,256,296
Total liabilities	2,781,601	19,312,649	16,422,255
EQUITY:
Treasury shares, at cost ( 1,614,135 and 1,356,918 Class A shares as of December 31, 2015 and December 31, 2016, respectively (Note 21)	(101,893)	(707,441)	(844,711)
Additional paid-in capital	450,832	3,130,126	2,838,591
Retained earnings	526,145	3,653,026	1,616,209
Accumulated other comprehensive loss	(49,490)	(343,608)	(70,981)
Total Vipshop Holdings Limited shareholders' equity	825,605	5,732,180	3,539,184
Non-controlling interests	7,147	49,624	74,083
Total shareholders' equity	832,752	5,781,804	3,613,267
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,614,353	25,094,453	20,035,522
Class A ordinary shares
EQUITY:
Ordinary shares	9	66	65
Class B ordinary shares
EQUITY:
Ordinary shares	$ 2	¥ 11	¥ 11